ORGANIZATION - Summary of Significant Subsidiaries of Company and its Consolidated Variable Interest Entities (Detail)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Garena Limited ("Garena Cayman")
Organization Consolidation and Presentation of Financial Statements [Line Items]
Entity Incorporation, Date of Incorporation		Mar. 04, 2015
Entity Incorporation, State Country Name		Cayman Islands
Percentage of direct ownership by the company		100.00%	100.00%
Principal activities		Investment holding company
Garena Limited ("Garena Cayman") | Garena Online (Thailand) Co., Ltd. ("Garena Online (Thailand)")
Organization Consolidation and Presentation of Financial Statements [Line Items]
Entity Incorporation, Date of Incorporation	[1]	Aug. 18, 2011
Entity Incorporation, State Country Name	[1]	Thailand
Percentage of direct ownership by the company	[1]	100.00%	100.00%
Principal activities	[1]	Game operations
Garena Limited ("Garena Cayman") | Garena Technology Private Limited, Taiwan branch (Garena Technology Taiwan)
Organization Consolidation and Presentation of Financial Statements [Line Items]
Entity Incorporation, Date of Incorporation		Jul. 31, 2017
Entity Incorporation, State Country Name		Taiwan
Percentage of direct ownership by the company		100.00%	100.00%
Principal activities		Game operations
Garena Limited ("Garena Cayman") | Garena (Taiwan) Co., Ltd ("Garena Taiwan")
Organization Consolidation and Presentation of Financial Statements [Line Items]
Entity Incorporation, Date of Incorporation	[2]	Mar. 08, 2010
Percentage of direct ownership by the company	[2]	0.00%	0.00%
Entity Incorporation, State Country Name	[2]	Taiwan
Principal activities	[2]	Game operations
Garena Limited ("Garena Cayman") | Vietnam Esports and Entertainment Joint Stock Company ("VEE")
Organization Consolidation and Presentation of Financial Statements [Line Items]
Entity Incorporation, Date of Incorporation	[2],[3]	May 10, 2011
Percentage of direct ownership by the company	[2],[3]	30.00%	30.00%
Entity Incorporation, State Country Name	[2],[3]	Vietnam
Principal activities	[2],[3]	Game operations
Shopee Southeast Asia Limited ("Shopee Cayman")
Organization Consolidation and Presentation of Financial Statements [Line Items]
Entity Incorporation, Date of Incorporation		Jan. 16, 2015
Entity Incorporation, State Country Name		Cayman Islands
Percentage of direct ownership by the company		100.00%	100.00%
Principal activities		Investment holding company
Shopee Southeast Asia Limited ("Shopee Cayman") | Shopee (Thailand) Co., Ltd. ("Shopee (Thailand")
Organization Consolidation and Presentation of Financial Statements [Line Items]
Entity Incorporation, Date of Incorporation	[1]	Feb. 02, 2015
Entity Incorporation, State Country Name	[1]	Thailand
Percentage of direct ownership by the company	[1]	100.00%	100.00%
Principal activities	[1]	Online platform
Shopee Southeast Asia Limited ("Shopee Cayman") | PT Shopee International Indonesia ("PT Shopee")
Organization Consolidation and Presentation of Financial Statements [Line Items]
Entity Incorporation, Date of Incorporation		Aug. 05, 2015
Entity Incorporation, State Country Name		Indonesia
Percentage of direct ownership by the company		100.00%	100.00%
Principal activities		Online platform
Shopee Southeast Asia Limited ("Shopee Cayman") | Shopee Singapore Private Limited ("Shopee Singapore")
Organization Consolidation and Presentation of Financial Statements [Line Items]
Entity Incorporation, Date of Incorporation		Feb. 05, 2015
Entity Incorporation, State Country Name		Singapore
Percentage of direct ownership by the company		100.00%	100.00%
Principal activities		Online platform
Shopee Southeast Asia Limited ("Shopee Cayman") | Shopee Company Limited ("Shopee Company")
Organization Consolidation and Presentation of Financial Statements [Line Items]
Entity Incorporation, Date of Incorporation	[4]	Feb. 10, 2015
Entity Incorporation, State Country Name	[4]	Vietnam
Percentage of direct ownership by the company	[4]	100.00%	100.00%
Principal activities	[4]	Online platform
Shopee Southeast Asia Limited ("Shopee Cayman") | Shopee (Taiwan) Co., Ltd ("Shopee Taiwan")
Organization Consolidation and Presentation of Financial Statements [Line Items]
Entity Incorporation, Date of Incorporation	[5]	Mar. 04, 2015
Percentage of direct ownership by the company	[5]	0.00%	0.00%
Entity Incorporation, State Country Name	[5]	Taiwan
Principal activities	[5]	Online platform
Airpay Limited ("Airpay Cayman")
Organization Consolidation and Presentation of Financial Statements [Line Items]
Entity Incorporation, Date of Incorporation		Mar. 27, 2015
Entity Incorporation, State Country Name		Cayman Islands
Percentage of direct ownership by the company		100.00%	100.00%
Principal activities		Investment holding company
Airpay Limited ("Airpay Cayman") | Airpay (Thailand) Co., Ltd. ("Airpay (Thailand)")
Organization Consolidation and Presentation of Financial Statements [Line Items]
Entity Incorporation, Date of Incorporation	[1]	Jun. 16, 2014
Entity Incorporation, State Country Name	[1]	Thailand
Percentage of direct ownership by the company	[1]	100.00%	100.00%
Principal activities	[1]	Electronic payment services
Airpay Limited ("Airpay Cayman") | Vietnam Esports Development Joint Stock Company ("VED")
Organization Consolidation and Presentation of Financial Statements [Line Items]
Entity Incorporation, Date of Incorporation	[3],[6]	Jun. 09, 2009
Entity Incorporation, State Country Name	[3],[6]	Vietnam
Percentage of direct ownership by the company	[3],[6]	30.00%	30.00%
Principal activities	[3],[6]	Electronic payment services
Garena Online Private Limited ("Garena Online")
Organization Consolidation and Presentation of Financial Statements [Line Items]
Entity Incorporation, Date of Incorporation		May 08, 2009
Entity Incorporation, State Country Name		Singapore
Percentage of direct ownership by the company		100.00%	100.00%
Principal activities		Game operations and software development
Garena Ventures Private Limited ("Garena Ventures")
Organization Consolidation and Presentation of Financial Statements [Line Items]
Entity Incorporation, Date of Incorporation		Feb. 23, 2015
Entity Incorporation, State Country Name		Singapore
Percentage of direct ownership by the company		100.00%	100.00%
Principal activities		Investment holding company
PT. Garena Indonesia ("PT. Garena")
Organization Consolidation and Presentation of Financial Statements [Line Items]
Entity Incorporation, Date of Incorporation		Dec. 06, 2012
Entity Incorporation, State Country Name		Indonesia
Percentage of direct ownership by the company		100.00%	100.00%
Principal activities		Game operations

[1]	Effective ownership in the case of Thailand entities
[2]	Collectively, the "Digital Entertainment VIEs"
[3]	In 2017, the VIE Shareholders of VEE and VED transferred 30% equity interest in each of these companies to Garena Cayman and Airpay Cayman, respectively
[4]	In 2017, the VIE Shareholder of Shopee Company transferred its 100% equity interest in Shopee Company to Shopee Cayman
[5]	The "E-Commerce VIE"
[6]	The "Digital Financial Service VIE"